Document and Entity Information Document	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	MarketWise, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39405
Entity Tax Identification Number	87-1767914
Entity Address, Address Line One	1125 N. Charles St.
Entity Address, City or Town	Baltimore,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21201
City Area Code	(888)
Local Phone Number	261-2693
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	MKTW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001805651
Amendment Flag	false